Related Parties (Tables)	12 Months Ended
Dec. 31, 2020
Non Executive Directors [member]
Statement [line items]
Summary of Remuneration to Related Parties
The following table summarises the remuneration for NEDs for the years ended 31 December 2020 and 2019:

	Board fees
	Directors Fees	Committee Fees	Total
	US$‘000	US$‘000	US$‘000
C Carolus	194.9	—	194.9
R Menell	126.9	—	126.9
Y Suleman	63.4	64.3	127.7
P Bacchus	80.4	84.2	164.6
S Reid 1	80.4	56.4	136.8
T Goodlace	63.4	44.1	107.5
A Andani 2	80.4	42.0	122.4
C Letton	80.4	68.0	148.4
P Mahanyele	63.4	27.7	91.1

Total - 2020	833.6	386.7	1,220.3

C Carolus	215.8	—	215.8
R Menell	140.5	—	140.5
Y Suleman	70.8	65.7	136.5
P Bacchus	79.3	72.9	152.2
S Reid 1	79.3	62.9	142.2
T Goodlace	70.8	35.8	106.6
A Andani 2	79.3	46.0	125.3
C Letton	79.3	51.6	130.9
P Mahanyele	70.8	30.0	100.8

Total - 2019	885.9	364.9	1,250.8

1
Steven Reid is a director of Gold Fields Netherlands Services BV and Gold Fields Orogen Holdings (BVI) Limited. He received US$34,960 (2019: US$14,351 earned effective 1 August 2019) for duties performed on behalf of these entities.

2	Alhassan Andani is a director of GF Ghana Limited and Abosso Goldfields Limited. He received US$69,682 (2019: US$70,021) for duties performed on behalf of these entities.

Key management personnel of entity or parent [member]
Statement [line items]
Summary of Remuneration to Related Parties
The following table summarises the remuneration for executive directors and prescribed officers for the years ended 31 December 2020 and 2019
:

	Salary 1	Pension fund contribution	Cash incentive 2	Other 3	Share-based payment expense 4	Total
	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000	US$‘000
Executive directors
N Holland	1,174.2	21.7	904.3	3.1	1,976.1	4,079.4
P Schmidt	574.3	42.6	446.6	1.7	1,690.2	2,755.4

	1,748.5	64.3	1,350.9	4.8	3,666.3	6,834.8

Prescribed officers
L Rivera 5	708.6	130.4	—	389.4	1,147.1	2,375.5
A Baku 6	859.3	197.7	564.1	184.3	1,635.9	3,441.3
R Butcher	382.8	38.3	235.4	—	559.4	1,215.9
N Chohan	318.7	27.0	227.4	1.8	823.0	1,397.9
B Mattison	416.8	22.2	281.1	0.1	1,150.0	1,870.2
T Harmse 7	327.5	23.1	224.7	53.0	856.6	1,484.9
A Nagaser	229.5	23.8	158.1	0.4	526.2	938.0
S Mathews 8	493.6	56.9	333.6	25.1	906.1	1,815.3
M Preece 9	475.4	23.2	302.6	2.9	508.4	1,312.5
R Bardien10	279.0	23.6	117.6	—	539.8	960.0

	4,491.2	566.2	2,444.6	657.0	8,652.5	16,811.5
Total - 2020	6,239.7	630.5	3,795.5	661.8	12,318.8	23,646.3

Executive directors

N Holland	1,226.8	24.2	913.4	0.1	1,936.5	4,101.0
P Schmidt	608.3	46.1	499.4	1.9	1,331.7	2,487.4

	1,835.1	70.3	1,412.8	2.0	3,268.2	6,588.4

Prescribed officers
L Rivera 5	553.5	58.5	142.6	241.8	780.9	1,777.3
A Baku 6	839.7	193.1	533.3	103.8	1,573.1	3,243.0
R Butcher	363.4	36.3	218.0	—	501.1	1,118.8
N Chohan	352.8	24.2	242.0	1.6	649.7	1,270.3
B Mattison	441.4	24.2	298.6	—	969.8	1,734.0
T Harmse	354.3	25.1	243.5	5.4	680.5	1,308.8
A Nagaser	234.2	24.6	160.1	1.9	405.2	826.0
S Mathews 8	472.1	54.5	311.6	7.3	697.0	1,542.5
M Preece 9	514.3	25.1	271.8	—	362.7	1,173.9
R Bardien10	285.0	24.2	116.9	—	268.4	694.5

	4,410.7	489.8	2,538.4	361.8	6,888.4	14,689.1

Total - 2019	6,245.8	560.1	3,951.2	363.8	10,156.6	21,277.5

1
The total US$ amounts paid for 2020 and included in salary were as follows: NJ Holland US$424,550 (2019: US$416,670), P Schmidt US$129,600 (2019: US$127,190) and B Mattison US$92,100 (2019: US$90,370).

2	The annual bonuses for the year ended 31 December 2019 and 31 December 2020 were paid in February/March 2020 and February/March 2021, respectively.
3	Other payments include business related reimbursements and incidental payments unless otherwise stated.
4	The share-based payment expense is calculated in terms of IFRS and are not the cash amounts paid.
5	Other payments for other payments for 2019 and 2020 include advance payment of portion of estimated Utilidades. Benefit includes use of a company-owned vehicle .
6	Other payments for 2019 relate to leave encashment and for 2020 approved profit share bonus, leave encashment and leave travel allowances. Benefit includes use of a company-owned vehicle.
7	Other payments for 2020 relate to an approved bonus for handover to the newly appointed Company Secretary, for her role as acting Company Secretary.
8	Other payments for 2019 and 2020 relate to bonus payment for most improved and best operation bonus scheme. May avail of company-provided local transportation at operations, on non-exclusive basis.
9	M Preece may avail of company-provided local transportation at operations, on a non-exclusive basis.
10
Elected prior to the determination of the annual performance bonus for 2019 and 2020, in line with the rules of the MSR policy, to defer 40% of her 2019 cash bonus (US$77,955) and 2020 cash bonus (US$78,398) into Restricted Shares. Prior to such election her full calculated annual performance bonus for 2019 was US$194,888 and for 2020 was US$195,995.